Condensed Consolidated Interim Statements of Comprehensive Loss (Parenthetical)			1 Months Ended
	Oct. 04, 2023	Oct. 04, 2023	Oct. 31, 2023
Equity [Abstract]
Stockholders equity reverse stock split	one for seven reverse stock split	one for seven reverse stock split	one